Change in Accounting Principle - Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Proved oil and natural gas properties	$ 30,765	$ 25,407
Unproved properties	2,173	1,561
Total Property and Equipment, at Cost	34,748	28,689
VIE. accumulated depreciation, depletion and amortization	(20,002)	(17,886)
Total Property and Equipment, Net	14,756	10,818
TOTAL ASSETS	16,193	12,735
Other current liabilities	1,432	1,599
Total Current Liabilities	2,392	2,887
Other long-term liabilities	125	219
Total Long-Term Liabilities	9,400	7,715
Accumulated deficit	(14,220)	(13,912)
Total Chesapeake Stockholders’ Equity	4,364	2,092
Noncontrolling interests	37	41
Total Equity	4,401	2,133	$ 1,943
TOTAL LIABILITIES AND EQUITY	16,193	12,735
As Previously Reported Under Full Cost
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Proved oil and natural gas properties	75,148	69,642
Unproved properties	3,203	2,337
Total Property and Equipment, at Cost	80,161	73,700
VIE. accumulated depreciation, depletion and amortization	(66,626)	(64,685)
Total Property and Equipment, Net	13,545	9,030
TOTAL ASSETS	14,982	10,947
Other current liabilities	1,377	1,540
Total Current Liabilities	2,337	2,828
Other long-term liabilities	116	156
Total Long-Term Liabilities	9,391	7,652
Accumulated deficit	(15,451)	(15,660)
Total Chesapeake Stockholders’ Equity	3,133	344
Noncontrolling interests	121	123
Total Equity	3,254	467	(372)
TOTAL LIABILITIES AND EQUITY	14,982	10,947
Successful Efforts Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Proved oil and natural gas properties	(44,383)	(44,235)
Unproved properties	(1,030)	(776)
Total Property and Equipment, at Cost	(45,413)	(45,011)
VIE. accumulated depreciation, depletion and amortization	46,624	46,799
Total Property and Equipment, Net	1,211	1,788
TOTAL ASSETS	1,211	1,788
Other current liabilities	55	59
Total Current Liabilities	55	59
Other long-term liabilities	9	63
Total Long-Term Liabilities	9	63
Accumulated deficit	1,231	1,748
Total Chesapeake Stockholders’ Equity	1,231	1,748
Noncontrolling interests	(84)	(82)
Total Equity	1,147	1,666	$ 2,315
TOTAL LIABILITIES AND EQUITY	$ 1,211	$ 1,788